Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
Revenue from contracts with customers	$ 14,277	$ 19,166	$ 19,603
Cost of sales	(10,697)	(12,424)	(14,033)
Gross profit	3,580	6,742	5,570
Selling, general and administrative expenses	(4,335)	(4,804)	(4,809)
Operating income (loss)	(755)	1,938	761
Non-operating income (expense):
Exchange (loss) gain, net	(8)	63	(19)
Interest income	33	16	8
Other income	8	5	11
Gain on disposal of property, plant and equipment	28	50
Total non-operating income	61	134
Income (loss) before income taxes	(694)	2,072	761
Income taxes (note)	26	(512)	(236)
Net income (loss 3)	(668)	1,560	525
Net (profit) loss attributable to non-controlling interests	38	(10)	2
Net income (loss) attributable to Highway Holdings Limited's shareholders	$ (630)	$ 1,550	$ 527
Net income (loss) per share:
- basic	$ (0.17)	$ 0.41	$ 0.14
- diluted	$ (0.17)	$ 0.41	$ 0.14
Weighted average number of shares outstanding:
- basic	3,801,874	3,801,874	3,801,874
- diluted	3,801,874	3,801,874	3,801,874